State Farm Bond Fund
BOND FUND
Investment Objective:
The Bond Fund (the “Fund”) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Bond Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.59%

Expense Example
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Bond Fund	60	189	329	738

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in good quality bonds issued by domestic companies. The Fund emphasized on investment grade bonds and maintains an intermediate (typically, less than 6 years) average portfolio duration. The Fund typically invests 80% of its assets in investment grade bonds or, if a bond has not been rated by a recognized rating organization, bonds determined to be of comparable quality. The Fund may invest in corporate debt securities, U.S. Government debt securities, debt securities of U.S. Government sponsored entities, foreign government debt securities, asset backed and mortgage backed securities and other issuer debt securities.
Principal Risks of Investing in the Fund
             The Fund’s investments in bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

             An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

             You may want to consider investing in the Fund if you:
  Are seeking higher potential returns than money market funds and are willing to accept a moderate level of volatility want to diversify your investments
  are seeking an income mutual fund for an asset allocation program are retired or nearing retirement
             You may not want to invest in the Fund if you:
  are investing for maximum return over a long time horizon
  require stability of your principal

Investment Results
          The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 5.16%, during the second quarter of 2009. Worst quarter: -2.27%, during the second quarter of 2004.
The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2011. The Barclays Capital Government/Credit Intermediate Index includes U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least $250 million.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Year	10 Year
State Farm Bond Fund	6.58%	6.28%	5.20%
Barclays Capital Govt/Cred Intermediate Index (Returns reflect no deduction for fees, expenses or taxes.) State Farm Bond Fund	5.80%	5.88%	5.20%